12. RELATED PARTY TRANSACTIONS - Dec. 2017 note (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable - related party	$ 2,303		$ 4,506	$ 4,506
Management fees	50,000	$ 53,000	200,000	213,333
General and admin expenses	$ 241,072	121,826	748,481	408,537
Tax Coach Software, LLC [Member] | Two Agreements [Member]
Description of agreement terms

Two agreements require certain services at a fixed fee of $17,000 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause.

Tax Coach Software, LLC [Member] | Three Agreements [Member]
Professional fees	$ 101,960	116,100
Majority Stockholder [Member]
Accounts receivable - related party			4,506	4,506
Management fees	50,000	53,000	$ 200,000	213,333
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 15,000		$ 49,000